                        REPORT OF INDEPENDENT ACCOUNTANTS


To The Shareholders and Board of Trustees of The Reserve Private Equity Series:

We have audited the accompanying statements of assets and liabilities of The Reserve Private Equity Series (comprising, respectively, Reserve Blue Chip Growth Fund, Reserve Convertible Securities Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund (formerly Reserve North American Growth Fund)) (collectively the "Trust"), including the schedules of portfolio investments, as of May 31, 1997, and the related statements of operations for the period presented, and the statements of changes in net assets and the financial highlights for each period presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the series constituting The Reserve Private Equity Series as of May 31, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.


New York, New York
June 27, 1997

                        THE RESERVE PRIVATE EQUITY SERIES
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  MAY 31, 1997



RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   BANKS (1.9%)
   BankBoston Corporation                                                     1,400               $102,200
                                                                                                  --------

   BEVERAGES (4.0%)
   PepsiCo, Inc.                                                              6,000                220,500
                                                                                                  --------

   BUILDING MATERIALS (1.8%)
*  American Standard Companies, Inc.                                          2,000                100,250
                                                                                                  --------

   CHEMICALS - MISCELLANEOUS (4.3%)
   ChemFirst, Inc.                                                            9,200                238,050
                                                                                                  --------

   COMPUTER SERVICES (2.2%)
*  Wang Laboratories, Inc.                                                    5,800                118,900
                                                                                                  --------

   COMPUTER SOFTWARE (5.8%)
*  CUC International, Inc.                                                    6,450                148,350
   National Data Corporation                                                  3,900                171,112
                                                                                                  --------
                                                                                                   319,462
                                                                                                  --------

   CONSUMER SERVICES (2.2%)
*  HFS, Inc.                                                                  2,200                118,525
                                                                                                  --------

   ELECTRONICS (6.8%)
   General Electric Company                                                   1,800                108,675
*  Perceptron, Inc.                                                           9,300                262,725
                                                                                                  --------
                                                                                                   371,400
                                                                                                  --------
   ENTERTAINMENT (3.1%)
   Walt Disney Company                                                        2,100                171,937
                                                                                                  --------

   FINANCIAL SERVICES (6.2%)
   Federal National Mortgage Association                                      5,200                226,850
   Pioneer Group, Inc.                                                        4,400                110,550
                                                                                                  --------
                                                                                                   337,400
                                                                                                  --------
   FOOD (2.3%)
*  Suiza Foods Corporation                                                    4,200                125,475
                                                                                                  --------

   HOSPITAL MANAGEMENT (3.7%)
*  Assisted Living Concepts, Inc.                                             8,000                200,000
                                                                                                  --------

   MANAGED CARE (1.1%)
*  Physicians' Specialty Corporation                                         10,000                 61,250
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   MEDICAL SUPPLIES (1.3%)
*  LaserSight Corporation                                                    10,000             $   70,000
                                                                                                ----------

   MISCELLANEOUS CONSUMER (2.1%)
*  Gibson Greetings, Inc.                                                     5,300                115,275
                                                                                                ----------

   MISCELLANEOUS MANUFACTURING (5.6%)
   Warnaco Group, Inc.                                                        5,300                173,575
   Westinghouse Electric Corporation                                          6,500                131,625
                                                                                                ----------
                                                                                                   305,200
                                                                                                ----------

   MULTI-LINE INSURANCE (3.1%)
   The Hartford Financial Services Group, Inc.                                2,200                171,600
                                                                                                ----------

   OFFICE - BUSINESS EQUIPMENT (4.6%)
*  American Pad & Paper Company                                              13,500                249,750
                                                                                                ----------

   OIL/GAS EQUIPMENT SERVICES (2.0%)
*  Cairn Energy USA, Inc.                                                     9,200                108,675
                                                                                                ----------

   PACKAGED SOFTWARE (3.9%)
   Computer Associates International, Inc.                                    3,900                213,525
                                                                                                ----------

   PHARMACEUTICALS (7.1%)
*  Bio-Technology General Corporation                                         5,400                 78,300
   Eli Lilly & Company                                                        1,100                102,300
   Johnson & Johnson                                                          1,800                107,775
   Merck & Co., Inc.                                                          1,100                 98,863
                                                                                                ----------
                                                                                                   387,238
                                                                                                ----------
   PUBLISHING (4.2%)
   Harte-Hanks Communications                                                 7,800                233,025
                                                                                                ----------

   RADIO, TV & BROADCAST COMMUNICATION EQUIPMENT (4.6%)
*  American Radio Systems Corporation                                         1,400                 52,150
*  Sinclair Broadcast Group, Inc.                                             8,000                198,000
                                                                                                ----------
                                                                                                   250,150
                                                                                                ----------

   REAL ESTATE (4.6%)
*  Insignia Financial Group, Inc., Class A                                   14,200                252,050
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                            SHARES/              VALUE
                                                                             UNITS              (NOTE 1)
                                                                             -----              --------
   SPECIAL INDUSTRIAL MACHINERY (3.1%)
*  Thermo Electron Corporation                                                5,000          $     172,500
                                                                                             -------------

   TOTAL COMMON STOCKS (Cost $4,512,303) (91.6%)                                                 5,014,337

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                  260,000                260,000
   Vista Treasury Plus Money Market Fund                                     70,000                 70,000
                                                                                             -------------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $330,000) (6.0%)                                          330,000
                                                                                             -------------

   TOTAL INVESTMENTS (Cost $4,842,303) (97.6%)                                                   5,344,337

   Other assets, less liabilities (2.4%)                                                           129,523
                                                                                             -------------
   NET ASSETS (100%)                                                                         $   5,473,860
                                                                                             =============


   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $4,842,303, the aggregate gross unrealized appreciation for all investments was $707,511 and aggregate gross unrealized depreciation for all investments was $205,477.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE CONVERTIBLE SECURITIES FUND

CONVERTIBLE BONDS

                                                                                                   VALUE
                                                                   MATURITY          PAR         (NOTE 1)
                                                                   --------          ---         --------
   BASIC INDUSTRIAL COMMODITY (2.2%)
   First South Africa Corp, Ltd., 144A, 9%                         06/15/04        450,000      $  450,000
                                                                                                ----------

   BIO-TECHNOLOGY (3.9%)
   Chiron Corp., 144A, 1.9%                                        11/17/00        450,000         397,125
   NABI, Inc., 144A, 6.5%                                          02/01/03        500,000         414,375
                                                                                                ----------
                                                                                                   811,500
                                                                                                ----------

   COMMERCIAL SERVICES (1.8%)
   Pharmaceutical Marketing
     Services, Inc., 144A, 6.25%                                   02/01/03        450,000         360,000
                                                                                                ----------

   COMPUTER SOFTWARE (1.9%)
   MacNeal - Schwendler Corp., 7.875%                              08/18/04        400,000         392,000
                                                                                                ----------

   ELECTRONIC PRODUCTS - MISCELLANEOUS (1.9%)
   Trans-Lux Corp., 7.5%                                           12/01/06        375,000         390,000
                                                                                                ----------

   ENVIRONMENT - CONSULTING, ENGINEERING (1.1%)
   Roy F. Weston, Inc., 7%                                         04/15/02        270,000         229,500
                                                                                                ----------

   FOOD CHAINS (1.9%)
   Marsh Supermarkets, Inc., 7%                                    02/15/03        400,000         400,000
                                                                                                ----------

   GENERAL INDUSTRIAL MACHINE & EQUIPMENT (2.0%)
   Robbins & Myers, Inc., 6.5%                                     09/01/03        300,000         412,500
                                                                                                ----------

   HOTEL - MOTEL (3.4%)
   Hilton Hotels Corp., 5%                                         05/15/06        350,000         380,625
   Signature Resorts, Inc., 5.75%                                  01/15/07        350,000         316,750
                                                                                                ----------
                                                                                                   697,375
                                                                                                ----------

   MEDICAL - HMO (3.9%)
   FPA Medical Management, Inc., 6.5%                              12/15/01        400,000         421,000
   PhyMatrix Corp., 6.75%                                          06/15/03        450,000         389,250
                                                                                                ----------
                                                                                                   810,250
                                                                                                ----------

   OIL - DOMESTIC (2.7%)
   Lomak Petroleum, Inc., 144A, 6%                                 02/01/07        350,000         395,500
   Snyder Oil Corp., 7%                                            05/15/01        150,000         155,625
                                                                                                ----------
                                                                                                   551,125
                                                                                                ----------

   POLLUTION CONTROL (3.8%)
   USA Waste Services, Inc., 4%                                    02/01/02        350,000         362,250
   WMX Technologies, Inc., 2%                                      01/24/05        450,000         406,687
                                                                                                ----------
                                                                                                   768,937
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND

CONVERTIBLE BONDS

                                                                                                   VALUE
                                                                   MATURITY          PAR         (NOTE 1)
                                                                   --------          ---         --------
   PUBLISHING (2.0%)
   Scholastic Corp., 5%                                            08/15/05        500,000      $  403,750
                                                                                                ----------

   RETAIL STORES - DEPARTMENT (1.9%)
   Saks Holdings, Inc., 5.5%                                       09/15/06        450,000         398,250
                                                                                                ----------

   RETAIL - APPAREL (1.9%)
   Charming Shoppes, Inc., 7.5%                                    07/15/06        400,000         393,000
                                                                                                ----------

   RETAIL - SPECIALTY (1.8%)
   The Sports Authority, Inc., 5.25%                               09/15/01        400,000         360,500
                                                                                                ----------

   TRANSPORT - AIR FREIGHT (1.6%)
   Consolidated Logistics, 144A, 8%                                08/21/00        400,000         320,000
                                                                                                ----------

   WATER TREATMENT SYSTEMS (3.2%)
   United States Filter Corp., 4.5%                                12/15/01        650,000         665,438
                                                                                                ----------

   TOTAL CONVERTIBLE BONDS (Cost $8,647,471) (42.9%)                                             8,814,125
                                                                                                ----------


PREFERRED STOCKS

                                                                                                    VALUE
                                                                             SHARES                (NOTE 1)
                                                                             ------                --------
   BANKS (2.6%)
   National Australian Bank Ltd., 7.875%                                     20,000               $537,500
                                                                                                   -------

   CONTAINERS-METAL/GLASS (2.1%)
   Crown Cork & Seal Company, Inc., 4.5% 2/26/00                              8,000                434,000
                                                                                                   -------

   ENERGY (1.6%)
   Occidental Petroleum Corp., 144A, $3.875 Series 1993                       6,000                338,250
                                                                                                   -------

   ENTERTAINMENT (2.9%)
   Wellsford Residential Property, 7% Series A                               22,900                589,675
                                                                                                   -------

   FINANCIAL SERVICES (2.1%)
   SunAmerica, Inc., $3.1875 10/31/99                                        10,000                431,250
                                                                                                   -------

   GENERAL INDUSTRIAL MACHINES & EQUIPMENT (2.0%)
   Greenfield Industries, Inc., 144A, 6% 3/31/16                              9,000                409,500
                                                                                                   -------

   GLASS PRODUCTS (1.9%)
   Corning Delaware L.P., 6%                                                  5,000                399,375
                                                                                                   -------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND


PREFERRED STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   GOLD MINING (1.6%)
   Coeur D'Alene Mines Corp., 7% 3/15/00                                     20,000             $  332,500
                                                                                                ----------

   HOTEL-MOTEL (1.8%)
   Host Marriott Corp., 144A, 6.75% 12/02/26                                  6,500                367,250
                                                                                                ----------

   MEDICAL - HMO (2.1%)
   Aetna, Inc., 6.25% 7/19/00                                                 4,700                431,225
                                                                                                ----------

   NATURAL GAS (2.0%)
   MCN Corp., 8.75% 4/30/99                                                  15,000                416,250
                                                                                                ----------

   OIL-DOMESTIC (5.5%)
   Mesa, Inc., 8%, Series A                                                  80,000                530,000
   Nuevo Energy, 5.75% 12/15/26 Series A                                      8,000                403,000
   Snyder Oil Corporation, $1.5                                               7,700                190,575
                                                                                                ----------
                                                                                                 1,123,575
                                                                                                ----------

   PAPER (1.9%)
   International Paper Co., 5.25% 7/20/25                                     7,500                386,250
                                                                                                ----------

   PUBLISHING (1.4%)
   Golden Books Family Entertainment, Inc., 144A,
     8.75% 8/20/16                                                            5,000                280,000
                                                                                                ----------

   PUBLISHING-NEWSPAPERS (2.1%)
   Hollinger International, Inc., 9.75% 8/01/00                              40,000                440,000
                                                                                                ----------

   REAL ESTATE (4.8%)
   Excel Realty, $2.125 Series A                                             16,000                426,000
   Redwood Trust, Inc., 9.74% Class B                                        10,000                567,500
                                                                                                ----------
                                                                                                   993,500
                                                                                                ----------

   RESTAURANTS (2.0%)
   Apple South, Inc., 144A, $3.5 3/01/27                                      7,000                420,875
                                                                                                ----------

   TELECOMMUNICATIONS (2.1%)
   Mobile Telecommunication
     Technologies Corp., 144A, $2.25                                         20,000                425,000
                                                                                                ----------

   TELECOMMUNICATIONS-BROADCAST (2.1%)
   Merrill Lynch & Company, 6% 6/01/99 Series COX                            20,000                427,500
                                                                                                ----------

TOTAL PREFERRED STOCKS (Cost $8,282,029) (44.6%)                                                $9,183,475
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND


COMMON STOCKS

                                                                                                VALUE
                                                                             SHARES            (NOTE 1)
                                                                             ------            --------
   AEROSPACE (0.9%)
*  International Airline Support Group, Inc.                                 44,908        $       196,473
                                                                                           ---------------

   ENTERTAINMENT (1.4%)
*  Malibu Entertainment Worldwide, Inc.                                      70,000                280,000
                                                                                           ---------------

   MISCELLANEOUS MANUFACTURING (0.1%)
*  Disc Graphics, Inc. - Warrants Class "A", 11/01/99                        28,000                 21,000
                                                                                           ---------------

   NONHAZARDOUS WASTE DISPOSAL (0.2%)
*  Allied Waste Industries, Inc.                                              2,266                 33,423
                                                                                           ---------------

   OIL WELL SERVICES (3.6%)
*  SEACOR SMIT, Inc.                                                         14,400                745,200
                                                                                           ---------------

   PREHOSPITAL MEDICAL CARE, TRANSPORTATION (1.7%)
   Laidlaw, Inc., Class B                                                    25,663                346,451
                                                                                           ---------------

   TELECOMMUNICATIONS (0.6%)
*  Mobile Telecommunication Technologies Corp.                               10,000                121,875
                                                                                           ---------------

   TOYS (2.1%)
   Hasbro, Inc.                                                              15,000                435,000
                                                                                           ---------------

TOTAL COMMON STOCKS (Cost $1,876,695) (10.6%)                                                    2,179,422
                                                                                           ---------------

TOTAL INVESTMENT SECURITIES (Cost $18,806,195) (98.1%)                                     $    20,177,022

Other assets, less liabilities (1.9%)                                                              394,238
                                                                                           ---------------
NET ASSETS (100%)                                                                          $    20,571,260
                                                                                           ===============


   Value of investments are shown as a percentage of Net Assets

*  Non-income-producing security

   For Federal income tax purposes, the tax basis of investments owned at May 31, 1997 was $18,806,195, the aggregate gross unrealized appreciation for all investments was $1,553,782 and aggregate gross unrealized depreciation for all investments was $182,955.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE EMERGING GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   BIO-TECHNOLOGY (1.9%)
*  Genzyme Corporation                                                        4,800               $114,600
                                                                                                  --------

   CAPITAL GOODS - DIVERSIFIED (2.4%)
   Danaher Corporation                                                        3,000                145,500
                                                                                                  --------

   CAPITAL GOODS/INDUSTRIAL (1.9%)
*  Vishay Intertechnology, Inc.                                               3,836                112,703
                                                                                                  --------

   COMMUNICATION - EQUIPMENT (6.3%)
*  ANADIGICS, Inc.                                                            4,500                149,063
   ECI Telecommunications Ltd. Designs                                        6,300                145,687
*  Saville Systems Ireland plc                                                2,000                 85,250
                                                                                                  --------
                                                                                                   380,000
                                                                                                  --------
   COMMUNICATION - NETWORK (3.4%)
*  ICG Communications, Inc.                                                   5,000                 80,000
*  PairGain Technologies, Inc.                                                6,000                125,250
                                                                                                  --------
                                                                                                   205,250
                                                                                                  --------
   COMPUTER NETWORKING (3.3%)
*  Ascend Communications, Inc.                                                3,600                200,700
                                                                                                  --------

   COMPUTER PERIPHERAL EQUIPMENT (0.9%)
*  Dialogic Corporation                                                       1,800                 52,650
                                                                                                  --------

   COMPUTER SERVICES (4.6%)
*  HNC Software, Inc.                                                         5,200                171,600
*  Rational Software Corporation                                              5,400                101,925
                                                                                                  --------
                                                                                                   273,525
                                                                                                  --------
   COMPUTER SOFTWARE (3.1%)
*  Business Objects S. A. - ADR                                               5,200                 50,050
*  Media 100, Inc.                                                            8,000                 46,000
*  Sapient Corporation                                                        2,000                 89,500
                                                                                                  --------
                                                                                                   185,550
                                                                                                  --------

   CONSUMER GROWTH (8.3%)
*  Activision, Inc.                                                          16,000                208,000
*  Conso Products Company                                                     7,625                101,031
*  Electronic Arts, Inc.                                                      3,700                118,400
*  Lin Television Corporation                                                 1,700                 73,738
                                                                                                  --------
                                                                                                   501,169
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE EMERGING GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   ELECTRONIC PRODUCTS - MISCELLANEOUS (0.5%)
   AVX Corporation                                                            1,000               $ 27,250
                                                                                                  --------

   ENERGY (2.7%)
   Cross Timbers Oil Company                                                  8,250                159,844
                                                                                                  --------

   HEALTH (4.3%)
*  HCIA, Inc.                                                                 2,300                 56,925
*  National Dentex Corporation                                                6,000                104,250
*  PacifiCare Health Systems, Inc.                                            1,200                 95,100
                                                                                                  --------
                                                                                                   256,275
                                                                                                  --------

   HOUSEHOLD FURNISHINGS & APPLIANCES (2.8%)
*  Williams-Sonoma, Inc.                                                      4,500                165,938
                                                                                                  --------

   MANAGED CARE (7.4%)
*  CRA Managed Care, Inc.                                                     2,500                114,375
*  Healthsource, Inc.                                                         4,000                 86,000
*  MedPartners, Inc.                                                          7,100                134,900
*  PhyCor, Inc.                                                               3,787                108,402
                                                                                                  --------
                                                                                                   443,677
                                                                                                  --------

   MISCELLANEOUS CONSUMER (2.5%)
*  On Assignment, Inc.                                                        4,000                152,500
                                                                                                  --------

   OFFICE-BUSINESS EQUIPMENT (2.4%)
*  HPR, Inc.                                                                  9,000                146,250
                                                                                                  --------

   OFFSHORE DRILLING (1.6%)
*  Parker Drilling Company                                                   10,000                 96,250
                                                                                                  --------

   OIL WELL SERVICES (1.3%)
*  Dawson Production Services, Inc.                                           7,000                 78,750
                                                                                                  --------

   OPTICAL INSTRUMENTS AND LENSES (1.6%)
*  KLA-Tencor Corporation                                                     2,000                 95,125
                                                                                                  --------

   PAPER (1.2%)
*  Data Documents, Inc.                                                       6,000                 71,250
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE EMERGING GROWTH FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   PHARMACEUTICALS (4.9%)
*  Centocor, Inc.                                                             3,200             $  112,800
*  Dura Pharmaceuticals, Inc.                                                 4,600                182,850
                                                                                                ----------
                                                                                                   295,650
                                                                                                ----------

   RESTAURANTS (0.4%)
*  Outback Steakhouse, Inc.                                                   1,000                 23,250
                                                                                                ----------

   RETAIL - SPECIALTY (10.6%)
*  Borders Group, Inc.                                                        7,900                171,825
*  Corporate Express, Inc.                                                    8,600                118,250
*  PetSmart, Inc.                                                             6,000                 73,500
*  Staples, Inc.                                                              6,325                139,150
*  The Sports Authority, Inc.                                                 7,500                135,000
                                                                                                ----------
                                                                                                   637,725
                                                                                                ----------
   SEMICONDUCTOR-RELATED DEVICES (5.4%)
*  Etec Systems, Inc.                                                         1,800                 80,100
   Intel Corporation                                                            800                121,200
*  LSI Logic Corporation                                                      3,000                125,250
                                                                                                ----------
                                                                                                   326,550
                                                                                                ----------

   SYSTEM SOFTWARE/CLIENT SERVER (1.6%)
*  Hummingbird Communications Ltd.                                            3,400                 96,900
                                                                                                ----------

   TELECOMMUNICATIONS EQUIPMENT (7.3%)
*  Comverse Technology, Inc.                                                  2,000                 91,500
*  DSC Communications Corporation                                             2,000                 51,125
*  Newbridge Networks Corporation                                             3,600                144,450
*  P-COM, Inc.                                                                3,200                103,200
*  Proxim, Inc.                                                               2,000                 51,250
                                                                                                ----------
                                                                                                   441,525
                                                                                                ----------

   TOTAL COMMON STOCKS (Cost $4,710,070) (94.6%)                                                 5,686,356
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE EMERGING GROWTH FUND

                                                                                                    VALUE
                                                                                  UNITS           (NOTE 1)
                                                                                  -----           --------
   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                       280,000         $  280,000
   U.S. Treasury Plus Money Market Fund                                          150,000            150,000
                                                                                                 ----------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $430,000) (7.2%)                                           430,000
                                                                                                 ----------

   TOTAL INVESTMENTS (Cost $5,140,070) (101.8%)                                                   6,116,356

   Liabilities, less other assets (-1.8%)                                                          (106,650)
                                                                                                 ----------
   NET ASSETS (100%)                                                                             $6,009,706
                                                                                                 ==========

   Value of investments are shown as a percentage of Net Assets

*  Non-income producing security.

   For Federal income tax purposes the tax basis of investments owned May 31, 1997 was $5,140,070, the aggregate gross unrealized appreciation for all investments was $1,463,144 and aggregate gross unrealized depreciation for all investments was $486,858.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   AIRLINES (3.8%)
   Southwest Airlines Company                                                 8,000               $206,000
                                                                                                  --------

   APPAREL MANUFACTURING (2.5%)
   Liz Claiborne, Inc.                                                        3,000                136,875
                                                                                                  --------

   BANKS (5.0%)
   State Street Corporation                                                   6,200                276,675
                                                                                                  --------

   CLOTHING (4.6%)
*  Jones Apparel Group, Inc.                                                  5,400                253,125
                                                                                                  --------

   COMPUTER MEMORY DEVICES (1.7%)
*  EMC Corporation                                                            2,300                 91,712
                                                                                                  --------

   COMPUTER MICROSYSTEMS (2.3%)
*  Dallas Semiconductor Corporation                                           3,200                123,600
                                                                                                  --------

   COMPUTER - PERIPHERAL EQUIPMENT (2.1%)
*  Adaptec, Inc.                                                              3,200                117,600
                                                                                                  --------

   COMPUTERS (8.2%)
*  Dell Computer Corporation                                                  2,100                236,250
*  Gateway 2000, Inc.                                                         3,200                212,400
                                                                                                  --------
                                                                                                   448,650
                                                                                                  --------

   FINANCIAL/BUSINESS SERVICES (17.1%)
   Bear Stearns Companies, Inc.                                               8,400                273,000
   Lehman Brothers Holdings, Inc.                                             5,400                218,025
   Merrill Lynch & Company                                                    2,300                243,800
   Paine Webber Group, Inc.                                                   5,700                202,350
                                                                                                  --------
                                                                                                   937,175
                                                                                                  --------

   GLASS PRODUCTS (3.5%)
   Corning, Inc.                                                              3,800                191,425
                                                                                                  --------

   HOSPITAL MANAGEMENT (3.8%)
*  Tenet Healthcare Corporation                                               7,700                211,750
                                                                                                  --------

   LIFE/HEALTH INSURANCE (14.6%)
   Conseco, Inc.                                                              8,200                328,000
   SunAmerica, Inc.                                                           4,800                226,800
   Torchmark Corporation                                                      3,800                249,375
                                                                                                  --------
                                                                                                   804,175
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND

COMMON STOCKS

                                                                             SHARES/               VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   MISCELLANEOUS MANUFACTURING (4.0%)
   Minnesota Mining and Manufacturing Company                                 2,400             $  220,200
                                                                                                ----------

   MULTI-LINE INSURANCE (0.2%)
   Travelers Group, inc.                                                        200                 10,975
                                                                                                ----------

   PAPER (2.4%)
   International Paper Company                                                2,700                129,600
                                                                                                ----------

   RETAIL (4.1%)
*  Costco Companies, Inc.                                                     6,700                226,125
                                                                                                ----------

   RETAIL STORES (3.8%)
   Dayton Hudson Corporation                                                  4,400                211,750
                                                                                                ----------

   RETAIL STORES - GENERAL MERCHANDISING (3.4%)
   Dollar General Corporation                                                 5,500                184,938
                                                                                                ----------

   RETAIL - JEWELRY (2.4%)
   Tiffany & Company                                                          2,800                129,850
                                                                                                ----------

   TELEPHONE & TELEGRAPH APPARATUS (4.6%)
*  Tellabs, Inc.                                                              5,000                251,250
                                                                                                ----------

   TOTAL COMMON STOCKS (Cost $4,698,451) (94.1%)                                                 5,163,450

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund
   (Cost $80,000) (1.5%)                                                     80,000                 80,000
                                                                                                ----------

   TOTAL INVESTMENTS (Cost $4,778,451) (95.6%)                                                   5,243,450

   Other assets, less liabilities (4.4%)                                                           246,483
                                                                                                ----------
   NET ASSETS (100%)                                                                            $5,489,933
                                                                                                ==========


   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For Federal income tax purposes the tax basis of investments owned at May 31, 1997 was $4,778,451, the aggregated gross unrealized appreciation for all investments was $522,884 and aggregate gross unrealized depreciation for all investments was $57,885.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                                 SHARES          (NOTE 1)
                                                                                 ------          --------
   AUSTRALIA (0.7%)
   Australian Hospital Care Ltd.                                                  49,000        $   82,014
                                                                                                ----------

   DENMARK (2.6%)
*  Carli Gray International                                                        1,400            83,981
   Novo Nordisk                                                                    2,200           235,853
                                                                                                ----------
                                                                                                   319,834
                                                                                                ----------

   FINLAND (2.4%)
   Oy Nokia AB                                                                     2,300           150,810
   TT Tieto OY                                                                     1,700           143,340
                                                                                                ----------
                                                                                                   294,150
                                                                                                ----------

   FRANCE (6.3%)
   Altran Technologies                                                               500           160,632
*  Carrefour                                                                         360           236,937
   Pinault - Printemps - Redoute                                                     225            94,556
   Sidel                                                                           2,800           196,926
   Sodexho Alliance                                                                  150            69,810
                                                                                                ----------
                                                                                                   758,861
                                                                                                ----------

   GERMANY (4.9%)
   Altana AG                                                                         150           138,545
   Bayerische Motoren Werke (BMW) AG                                                 200           163,980
   Fresenius AG Pfd.                                                                 722           159,820
   Porsche AG Pfd.                                                                   110           132,802
                                                                                                ----------
                                                                                                   595,147
                                                                                                ----------

   HONG KONG (11.8%)
   Hang Seng Bank Ltd.                                                            18,000           216,056
   Henderson Land Development Company Ltd.                                        24,000           233,867
   Hong Kong & China Gas Company                                                 182,496           317,978
   HSBC Holdings                                                                   8,436           255,868
*  New World Infrastructure Ltd.                                                  19,000            59,222
   Sun Hung Kai Properties Ltd.                                                   20,000           245,870
   Wing Hang Bank Ltd.                                                            21,600           102,870
                                                                                                ----------
                                                                                                 1,431,731
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   INDONESIA (0.7%)
*  PT Bank International Indonesia                                           61,156              $  50,230
   PT Gudang Garam                                                            8,000                 34,497
   PT Steady Safe                                                             1,467                  1,612
                                                                                                 ---------
                                                                                                    86,339
                                                                                                 ---------

   ITALY (1.6%)
   Bulgari SpA                                                                7,200                142,514
*  Telecom Italia Mobile SpA                                                 28,600                 50,198
                                                                                                 ---------
                                                                                                   192,712
                                                                                                 ---------

   MALAYSIA (6.3%)
*  Arab-Malaysian Merchant Bank Berhad                                       16,000                101,242
   Berjaya Sports Toto Berhad                                                26,000                121,060
   Commerce Asset Holding Berhad                                             20,000                 58,103
   DCB Holdings Berhad                                                       32,000                103,152
   Gamuda Berhad                                                             17,333                 62,081
   Malayan Banking Berhad                                                    20,000                210,920
   United Engineers (Malaysia) Ltd.                                          13,000                105,022
                                                                                                 ---------
                                                                                                   761,580
                                                                                                 ---------

   NETHERLANDS (5.5%)
   Elsevier NV                                                                6,000                101,621
   Koninklijke Ahold NV                                                       2,245                170,695
   Koninklijke Ahrend Groep NV                                                1,500                 94,976
   Nutricia Verenidge Bedrijven N.V.                                            600                 93,616
*  Ordina Beheer N.V.                                                         1,040                 78,153
   Wolters Kluwer NV                                                          1,012                121,881
                                                                                                 ---------
                                                                                                   660,942
                                                                                                 ---------

   NORWAY (4.4%)
   Kverneland ASA                                                             3,200                 94,471
*  Merkantildata                                                              8,500                168,487
*  Tandberg ASA                                                               3,300                 39,897
*  Tandberg Television ASA                                                   13,200                120,619
   Tomra Systems ASA                                                          5,000                114,574
                                                                                                 ---------
                                                                                                   538,048
                                                                                                 ---------

   PHILIPPINES (1.2%)
*  Belle Corporation                                                        200,000                 53,091
*  DMCI Holdings, Inc.                                                      143,000                 86,765
                                                                                                 ---------
                                                                                                   139,856
                                                                                                 ---------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   SINGAPORE (9.7%)
   City Developments Limited                                                  9,000             $   83,677
   DBS Land Limited                                                          36,000                125,830
   Development Bank of Singapore Limited                                     15,000                187,697
   Oversea-Chinese Banking Corporation Ltd.                                  15,000                186,648
   Overseas Union Bank Ltd.                                                  20,000                137,015
   Parkway Holdings Limited                                                  43,000                213,422
   United Overseas Bank Ltd.                                                 10,000                102,761
   Wing Tai Holdings Ltd.                                                    45,000                134,009
                                                                                                ----------
                                                                                                 1,171,059
                                                                                                ----------

   SPAIN (3.8%)
   Banco Intercontinental Espanol, SA                                           900                152,410
   Electricas Reunidas de Zaragoza, SA                                        2,800                105,693
*  Sol Melia, SA                                                              5,600                207,896
                                                                                                ----------
                                                                                                   465,999
                                                                                                ----------

   SWEDEN (3.7%)
   Autoliv AB                                                                 6,000                212,604
   Ericsson Telefonaktiebolaget                                               6,800                239,192
                                                                                                ----------
                                                                                                   451,796
                                                                                                ----------

   SWITZERLAND (7.5%)
   Nestle SA                                                                     70                 87,215
   Novartis AG Regular Shares                                                   190                258,247
   Novartis AG                                                                   30                 40,882
   Roche Holding AG                                                              30                267,167
*  Roche Holding AG Warrants 98 "Jubilee"                                         8                    561
   Zurich Versicherungs                                                         700                257,681
                                                                                                ----------
                                                                                                   911,753
                                                                                                ----------
   THAILAND (0.2%)
   Central Pattana Public Company Ltd.                                       10,000                 26,653
*  Thai Farmers Bank Public Company Ltd. (Warrants)                             500                    501
                                                                                                ----------
                                                                                                    27,154
                                                                                                ----------
   UNITED KINGDOM (12.0%)
   Compass Group plc                                                         12,700                141,752
   HSBC Holdings plc                                                         12,758                396,565
   J.D. Wetherspoon plc                                                       4,618                100,004
   Lloyds TSB Group plc                                                      13,000                130,825
   Logica plc                                                                 6,600                 93,571
   Misys plc                                                                  5,400                122,581
   Serco Group plc                                                            8,200                 92,735
   Standard Chartered plc                                                    10,476                166,121
   Zeneca Group plc                                                           7,000                212,652
                                                                                                ----------
                                                                                                 1,456,806
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                             SHARES/              VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   UNITED STATES (11.7%)
   Credicorp Ltd., ADR                                                        5,000            $   112,500
   Panamerican Beverages, Inc., ADR                                          10,000                290,000
   Santa Isabel, ADR                                                          5,200                151,450
*  State Bank of India, ADR                                                  15,000                379,650
   Telecomunicacoes Brasileiras SA, ADR                                       1,400                194,600
   Telefonica de Argentina SA, ADR                                            5,000                181,250
   Telefonica del Peru SA, ADR                                                4,500                114,188
                                                                                               -----------
                                                                                                 1,423,638
                                                                                               -----------

TOTAL COMMON STOCKS (Cost $10,050,524)(97.0%)                                                   11,769,419

MONEY MARKET MUTUAL FUNDS
U.S. Government Money Market Mutual Fund
(Cost $250,000)(2.1%)                                                       250,000                250,000
                                                                                               -----------

TOTAL INVESTMENTS (Cost $10,300,524) (99.1%)                                                    12,019,419

Other assets, less liabilities (0.9%)                                                              109,835
                                                                                               -----------
NET ASSETS (100%)                                                                              $12,129,254
                                                                                               ===========

INDUSTRY COMPOSITION

INDUSTRY                                                                 PERCENT
--------                                                                 -------
Auto/Truck Manufacturers                                                   2.4
Bio Tech & Med Devices                                                     2.5
Cellular Telephone                                                         0.4
Commercial Banks                                                          22.1
Computer Software                                                          3.6
Computers & Peripheral                                                     2.7
Construction & Engineering                                                 2.6
Consumer Service                                                           2.3
Drug & Health Care                                                        10.8
Electric Power Utilities                                                   0.9
Entertainment & Leisure                                                    1.4
Financial Services                                                         5.2
Food Processing                                                            3.2
Lodging & Restaurants                                                      3.7
Machinery                                                                  4.2
Public Utilities                                                           2.6
Publishing                                                                 1.8
Real Estate Development                                                    6.1
Real Estate Investment                                                     0.9
Retailing                                                                  8.7
Telecommunications                                                         8.6
Tobacco                                                                    0.3
                                                                          ----

Industry percent of net assets                                            97.0%
Money Market Mutual Funds                                                  2.1%
Other assets, less liabilities                                             0.9%
                                                                          ----
Percent of Net Assets                                                      100%
                                                                          ----


   Value of investments are shown as a percentage of Net Assets

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $10,300,524, the aggregate gross unrealized appreciation for all investments was $2,002,534 and aggregate gross unrealized depreciation for all investments was $283,576.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE LARGE-CAP VALUE FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES             (NOTE 1)
                                                                             ------             --------
   ATHLETIC FOOTWEAR/APPAREL (2.7%)
   Nike, Inc.                                                                 1,500           $     85,500
                                                                                              ------------

   BANKS (3.4%)
   Wells Fargo & Company                                                        400                105,400
                                                                                              ------------

   BEVERAGES (9.5%)
   Anheuser-Busch Companies, Inc.                                             2,400                102,900
   Coca-Cola Company                                                          1,700                116,025
   PepsiCo, Inc.                                                              2,100                 77,175
                                                                                              ------------
                                                                                                   296,100
                                                                                              ------------

   COMPUTER SOFTWARE (4.0%)
*  Microsoft Corporation                                                      1,000                124,000
                                                                                              ------------

   COMPUTERS (4.4%)
   Hewlett-Packard Company                                                    1,000                 51,500
   International Business Machines Corporation                                1,000                 86,500
                                                                                              ------------
                                                                                                   138,000
                                                                                              ------------

   CONSUMER PRODUCTS (8.1%)
   Clorox Company                                                             1,000                126,250
   Gillette Company                                                           1,400                124,425
                                                                                              ------------
                                                                                                   250,675
                                                                                              ------------

   DRUGS (4.1%)
   Abbott Labs                                                                2,000                126,000
                                                                                              ------------

   ENTERTAINMENT (3.9%)
   The Walt Disney Company (Holding Co.)                                      1,500                122,813
                                                                                              ------------

   FINANCIAL/BUSINESS SERVICES (8.4%)
   American Express Company                                                   2,000                139,000
   Charles Schwab Corporation                                                 3,000                121,875
                                                                                              ------------
                                                                                                   260,875
                                                                                              ------------

   FOOD (13.3%)
   Campbell Soup Company                                                      2,800                128,800
   Hershey Foods Corporation                                                  2,200                123,475
   Quaker Oats Company                                                        1,500                 61,875
   Wrigley (WM) Jr. Company                                                   1,700                100,725
                                                                                              ------------
                                                                                                   414,875
                                                                                              ------------
   HEALTH (3.2%)
   Becton, Dickinson & Company                                                2,000                 98,500
                                                                                              ------------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE LARGE-CAP VALUE FUND

COMMON STOCKS

                                                                             SHARES/               VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   MEDICAL SUPPLIES (6.5%)
   Kimberly-Clark Corporation                                                 2,000             $  100,250
   Pfizer, Inc.                                                               1,000                102,875
                                                                                                ----------
                                                                                                   203,125
                                                                                                ----------
   PHARMACEUTICALS (10.7%)
   Eli Lilly & Company                                                        1,000                 93,000
   Johnson & Johnson                                                          1,900                113,763
   Merck & Company, Inc.                                                      1,400                125,825
                                                                                                ----------
                                                                                                   332,588
                                                                                                ----------

   PHOTOGRAPHY (3.2%)
   Eastman Kodak Company                                                      1,200                 99,450
                                                                                                ----------

   PUBLISHING (3.9%)
   Gannett Company, Inc.                                                      1,300                120,250
                                                                                                ----------

   PUBLISHING - NEWSPAPERS (2.8%)
   New York Times Company Class A                                             1,900                 87,518
                                                                                                ----------

   SEMICONDUCTOR - RELATED DEVICE (4.9%)
   Intel Corporation                                                          1,000                151,500
                                                                                                ----------

TOTAL COMMON STOCKS (Cost $2,260,193)(97.0%)                                                     3,017,169

MONEY MARKET MUTUAL FUNDS
Vista U.S. Government Money Market Fund
(Cost $135,000) (4.4%)                                                      135,000                135,000
                                                                                                ----------

TOTAL INVESTMENTS (Cost $2,395,193) (101.4%)                                                     3,152,169

Liabilities, less other assets (-1.4%)                                                             (42,189)
                                                                                                ----------
NET ASSETS (100%)                                                                               $3,109,980
                                                                                                ==========

   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $2,395,193, the aggregate gross unrealized appreciation for all investments was $758,447 and aggregate gross unrealized depreciation for all investments was $1,471.



                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE MID-CAP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   AIR FREIGHT (2.3%)
   Circle International Group, Inc.                                           3,300               $ 91,575
                                                                                                  --------

   AUTO PARTS-ORIGINAL EQUIPMENT (5.7%)
*  Gentex Corporation                                                         4,600                 92,575
   Paccar, Inc.                                                               3,000                135,750
                                                                                                  --------
                                                                                                   228,325
                                                                                                  --------

   BEVERAGES (3.6%)
*  Robert Mondavi Corporation                                                 3,200                142,400
                                                                                                  --------

   BUSINESS EQUIPMENT/SERVICE (2.5%)
*  Greenwich Air Services, Inc.                                               3,500                101,500
                                                                                                  --------

   CLOTHING (3.3%)
*  Fruit of the Loom, Inc.                                                    3,800                132,525
                                                                                                  --------

   COMMUNICATION - EQUIPMENT (2.5%)
*  Qualcomm, Inc.                                                             2,100                101,325
                                                                                                  --------

   COMPUTER MICROSYSTEMS (4.6%)
*  Dallas Semiconductor Corporation                                           4,800                185,400
                                                                                                  --------

   COMPUTER SOFTWARE (1.8%)
*  Imnet Systems, Inc.                                                        2,900                 72,500
                                                                                                  --------

   COMPUTERS - PERIPHERAL EQUIPMENT (4.3%)
*  American Power Conversion Corp.                                            3,500                 81,375
*  MicroTouch Systems, Inc.                                                   3,600                 90,900
                                                                                                  --------
                                                                                                   172,275
                                                                                                  --------

   HOSPITAL SUPPLIES (2.7%)
*  Advanced Technology Laboratories, Inc.                                     2,800                108,500
                                                                                                  --------

   HOUSEHOLD FURNISHINGS APPLIANCE (7.6%)
   Bush Industries, Inc.                                                      4,000                 90,000
   Herman Miller, Inc.                                                        6,000                214,500
                                                                                                  --------
                                                                                                   304,500
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   INSTRUMENTS - SCIENTIFIC (2.0%)
*  Water Corporation                                                          2,500               $ 80,625
                                                                                                  --------

   LIFE INSURANCE (6.0%)
   Protective Life Corporation                                                3,000                134,250
   Western National Corporation                                               4,000                104,500
                                                                                                  --------
                                                                                                   238,750
                                                                                                  --------

   NURSING HOMES (3.0%)
*  Genesis Health Ventures, Inc.                                              3,600                118,350
                                                                                                  --------

   OIL/GAS EQUIPMENT SERVICES (10.1%)
*  Nuevo Energy Company                                                       3,300                143,962
*  Rowan Companies, Inc.                                                      5,700                131,813
   Tidewater, Inc.                                                            3,050                128,481
                                                                                                  --------
                                                                                                   404,256
                                                                                                  --------

   POLLUTION CONTROL (4.9%)
*  Newpark Resources, Inc.                                                    3,770                197,925
                                                                                                  --------

   RESTAURANTS (2.9%)
*  Cracker Barrel Old Country Store, Inc.                                     4,000                116,000
                                                                                                  --------

   RETAIL (2.5%)
*  Stein Mart, Inc.                                                           3,300                 99,825
                                                                                                  --------

   RETAIL-SPECIALTY (4.8%)
*  AutoZone, Inc.                                                             4,500                105,188
   Pier 1 Imports, Inc.                                                       3,800                 85,025
                                                                                                  --------
                                                                                                   190,213
                                                                                                  --------

   RETAIL STORES-DRUGS (3.3%)
*  CVS Corporation                                                            2,800                134,050
                                                                                                  --------

   SEMICONDUCTOR RELATED DEVICE (2.2%)
*  Photronics, Inc.                                                           2,000                 89,250
                                                                                                  --------

   SPECIAL INDUSTRIAL MACHINERY (6.0%)
   Briggs & Stratton Corporation                                              2,200                113,575
   Pentair Industries, Inc.                                                   3,800                124,925
                                                                                                  --------
                                                                                                   238,500
                                                                                                  --------

   TRUCKERS (3.9%)
*  Swift Transportation Co., Inc.                                             4,800                154,800
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND

                                                                                                VALUE
                                                                             UNITS             (NOTE 1)
                                                                             -----             --------
   TOTAL COMMON STOCKS (Cost $3,064,256) (92.5%)                                              $3,703,369
                                                                                              ----------

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                  185,000              185,000
   Vista Treasury Plus Money Market Fund                                    115,000              115,000
                                                                                              ----------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $300,000) (7.5%)                                        300,000
                                                                                              ----------

   TOTAL INVESTMENTS (Cost $3,364,256) (100.0%)                                                4,003,369

   Liabilities, less other assets (0.0%)                                                          (1,234)
                                                                                              ----------
   NET ASSETS (100%)                                                                          $4,002,135
                                                                                              ==========

   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $3,364,256, the aggregate gross unrealized appreciation for all investments was $695,869 and aggregate gross unrealized depreciation for all investments was $56,756.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  MAY 31, 1997



                                                                 RESERVE           RESERVE          RESERVE
                                                                BLUE CHIP        CONVERTIBLE       EMERGING
                                                               GROWTH FUND     SECURITIES FUND    GROWTH FUND
                                                               -----------     ---------------    -----------
ASSETS
Investment in securities, at value
(cost  $4,842,303, $18,806,195,
$5,140,070, respectively)                                       $5,344,337       $20,177,022       $6,116,356
Cash                                                                50,872            51,574           32,911
Receivable for investment securities sold                           77,263           379,631               --
Dividends receivable                                                 2,268            32,187              290
Interest receivable                                                     21           154,372               26
                                                                ----------       -----------       ----------
  Total assets                                                   5,474,761        20,794,786        6,149,583
                                                                ----------       -----------       ----------
LIABILITIES
Payable for investment securities purchased                             --           223,126          139,257
Payable for fund shares redeemed                                        77                56               60
Other payables and accrued expenses                                    824               344              560
                                                                ----------       -----------       ----------
  Total liabilities                                                    901           223,526          139,877
                                                                ----------       -----------       ----------
NET ASSETS                                                      $5,473,860       $20,571,260       $6,009,706
                                                                ==========       ===========       ==========


NET ASSETS CONSIST OF (Note 1):
Capital stock (Par Value $.001 per share)                       $      354       $     1,857       $      387
Additional paid in capital                                       4,125,193        18,809,616        5,620,631
Accumulated net realized gain (loss) on investments                846,279           218,279         (587,598)
Undistributed net investment income                                     --           170,681               --
Net unrealized appreciation on investments                         502,034         1,370,827          976,286
                                                                ----------       -----------       ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)                     $5,473,860       $20,571,260       $6,009,706
                                                                ==========       ===========       ==========
CLASS A:
Net Assets                                                      $5,428,285       $20,552,883       $5,788,730
                                                                ----------       -----------       ----------

Shares Outstanding                                                 351,099         1,855,482          373,020
                                                                ----------       -----------       ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                                 $    15.46       $     11.08       $    15.52
                                                                ==========       ===========       ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)                   $    16.19       $     11.60       $    16.25
                                                                ==========       ===========       ==========
CLASS D:
Net Assets                                                      $   45,575       $    18,377       $  220,976
                                                                ----------       -----------       ----------

Shares Outstanding                                                   2,976             1,662           14,383
                                                                ----------       -----------       ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                           $    15.31       $     11.06       $    15.36
                                                                ==========       ===========       ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
               STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                  MAY 31, 1997



                                                           RESERVE           RESERVE            RESERVE
                                                     INFORMED INVESTORS   INTERNATIONAL        LARGE-CAP
                                                         GROWTH FUND       EQUITY FUND         VALUE FUND
                                                         -----------       -----------         ----------
ASSETS
Investment in securities, at value
(cost  $4,778,451, $10,300,524,
$2,395,193, respectively)                                 $5,243,450       $12,019,419         $3,152,169
Cash                                                          12,377           134,287             38,202
Receivable for investment securities sold                    665,504            56,644                 --
Dividends receivable                                           4,758            10,529              3,517
Interest receivable                                               52                --                 --
                                                          ----------       -----------         ----------
      Total assets                                         5,926,141        12,220,879          3,193,888
                                                          ----------       -----------         ----------

LIABILITIES
Payable for investment securities purchased                  433,793            91,069             83,370
Payable for fund shares redeemed                               2,212                63                 73
Other payables and accrued expenses                              203               493                465
                                                          ----------       -----------         ----------
      Total liabilities                                      436,208            91,625             83,908
                                                          ----------       -----------         ----------
NET ASSETS                                                $5,489,933       $12,129,254         $3,109,980
                                                          ==========       ===========         ==========


NET ASSETS CONSIST OF (Note 1):
Capital Stock (Par Value $.001 per share)                 $      478       $       963         $      213
Additional paid in capital                                 4,610,691        10,754,431          2,331,412
Accumulated net realized gain (loss) on investments
   and foreign currency transactions                         413,765          (345,098)            21,379
Net unrealized appreciation on investments and
   foreign currency transactions                             464,999         1,718,958            756,976
                                                          ----------       -----------         ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)               $5,489,933       $12,129,254         $3,109,980
                                                          ==========       ===========         ==========
CLASS A:
Net Assets                                                $5,476,969       $12,098,843         $3,054,239
                                                          ----------       -----------         ----------

Shares Outstanding                                           477,196           960,665            209,015
                                                          ----------       -----------         ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                           $    11.48       $     12.59         $    14.61
                                                          ==========       ===========         ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)             $    12.02       $     13.18         $    15.30
                                                          ==========       ===========         ==========
CLASS D:
Net Assets                                                $   12,964       $    30,411         $   55,741
                                                          ----------       -----------         ----------

Shares Outstanding                                             1,141             2,436*             3,841
                                                          ----------       -----------         ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                     $    11.36       $     12.49         $    14.51
                                                          ==========       ===========         ==========


* Calculated net asset value differs from actual net asset value due to rounding of fractional shares.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
               STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                  MAY 31, 1997



                                                           RESERVE
                                                           MID-CAP
                                                         GROWTH FUND
                                                         -----------
ASSETS
Investment in securities, at value
(cost$3,364,256)                                         $4,003,369
Cash                                                         36,124
Receivable for investment securities sold                   111,383
Receivable for fund shares sold                              14,811
Dividends receivable                                          2,270
Interest receivable                                              16
                                                         ----------
  Total assets                                            4,167,973
                                                         ----------
LIABILITIES
Payable for investment securities purchased                 162,868
Payable for fund shares redeemed                              2,970
                                                         ----------
  Total liabilities                                         165,838
                                                         ----------
NET ASSETS                                               $4,002,135
                                                         ==========
NET ASSETS CONSIST OF (Note 1):
Capital Stock (Par Value $.001 per share)                $      304
Additional paid in capital                                3,301,497
Accumulated net realized gain on investments                 61,221
Net unrealized appreciation on investments                  639,113
                                                         ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)              $4,002,135
                                                         ==========
CLASS A:
Net Assets                                               $2,174,053
                                                         ----------

Shares Outstanding                                          164,702
                                                         ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                          $    13.20
                                                         ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)            $    13.82
                                                         ==========
CLASS D:
Net Assets                                               $1,828,082
                                                         ----------

Shares Outstanding                                          139,681
                                                         ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                    $    13.09
                                                         ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                            STATEMENTS OF OPERATIONS



                                                RESERVE            RESERVE           RESERVE             RESERVE
                                               BLUE CHIP         CONVERTIBLE         EMERGING       INFORMED INVESTORS
                                              GROWTH FUND      SECURITIES FUND     GROWTH FUND         GROWTH FUND
                                              -----------      ---------------     -----------         -----------
                                                              September 3, 1996
                                                              (commencement of
                                              Year Ended       operations) to       Year Ended          Year Ended
                                             May 31, 1997       May 31, 1997       May 31, 1997        May 31, 1997
                                             ------------       ------------       ------------        ------------

INVESTMENT INCOME
Dividends                                     $   32,176        $   249,907       $     3,372*        $    24,627
Interest                                             896            363,077             1,049              41,386
                                              ----------        -----------       -----------         -----------
    Total investment income                       33,072            612,984             4,421              66,013

EXPENSES
Comprehensive fee (Note 3)                        79,311            205,951            98,087              83,573
12b-1 Fee (Note 4)
    Class A                                       13,038             34,294            15,631              13,889
    Class D                                          723                124             2,868                 161
                                              ----------        -----------       -----------         -----------
Total expenses                                    93,072            240,369           116,586              97,623
                                              ----------        -----------       -----------         -----------
    Less fees waived                                  --            188,113                --                  --
                                              ----------        -----------       -----------         -----------
    Net expenses                                      --             52,256                --                  --
                                              ----------        -----------       -----------         -----------

NET INVESTMENT INCOME (LOSS)                     (60,000)           560,728          (112,165)            (31,610)
                                              ----------        -----------       -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Proceeds from sales of securities              5,655,127         16,158,164         1,743,151          11,725,713
Cost of securities sold                        4,678,455         15,933,090         2,320,269          10,472,385
                                              ----------        -----------       -----------         -----------
Net realized gain (loss) on
    investments (Note 1)                         976,672            225,074          (577,118)          1,253,328
Net unrealized appreciation
    (depreciation) on investments               (642,561)         1,370,827          (847,249)         (1,975,139)
                                              ----------        -----------       -----------         -----------
Net realized and unrealized gain (loss)
    on investments                               334,111          1,595,901        (1,424,367)           (721,811)
                                              ----------        -----------       -----------         -----------
Net increase (decrease) in net assets
    resulting from operations                 $  274,111        $ 2,156,629       $(1,536,532)        $  (753,421)
                                              ==========        ===========       ===========         ===========


* Includes foreign tax withholding of $114


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                     STATEMENTS OF OPERATIONS - (CONTINUED)



                                             RESERVE           RESERVE          RESERVE
                                          INTERNATIONAL       LARGE-CAP         MID-CAP
                                           EQUITY FUND       VALUE FUND       GROWTH FUND
                                           -----------       ----------       -----------
                                           Year Ended        Year Ended       Year Ended
                                          May 31, 1997      May 31, 1997     May 31, 1997
                                          ------------      ------------     ------------
INVESTMENT INCOME
Dividends                                  $   97,550*        $ 32,111        $   13,610
Interest                                          561              212               533
                                           ----------         --------        ----------
    Total investment income                    98,111           32,323            14,143

EXPENSES
Comprehensive fee (Note 3)                    145,974           33,940            49,028
12b-1 Fee (Note 4)
    Class A                                    20,754            5,613             3,404
    Class D                                       231              172            19,070
                                           ----------         --------        ----------
Total expenses                                166,959           39,725            71,502
                                           ----------         --------        ----------

NET INVESTMENT LOSS                           (68,848)          (7,402)          (57,359)
                                           ----------         --------        ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Proceeds from sales of securities           3,956,864          383,913         3,034,153
Cost of securities sold                     4,229,994          362,534         2,889,407
                                           ----------         --------        ----------
Net realized gain (loss) on
    investments and foreign
    currency transactions (Note 1)           (273,130)          21,379           144,746
Net unrealized appreciation
    on investments and foreign
    currency transactions                   1,387,936          686,853           185,442
                                           ----------         --------        ----------
Net realized and unrealized gain
    on investments and foreign
    currency transactions                   1,114,806          708,232           330,188
                                           ----------         --------        ----------
Net increase in net assets resulting
    from operations                        $1,045,958         $700,830        $  272,829
                                           ==========         ========        ==========


* Includes foreign tax withholding of $14,966


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                                        RESERVE CONVERTIBLE
                                                     RESERVE BLUE CHIP GROWTH FUND        SECURITIES FUND
                                                     -----------------------------      -------------------
                                                                                        September 3, 1996
                                                                                         (commencement of
                                                      Year Ended       Year Ended          operations) to
                                                     May 31, 1997     May 31, 1996          May 31, 1997
                                                     ------------     ------------      -------------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income gain (loss)                $   (60,000)       $  (34,916)          $    560,728
   Net realized gain (loss) from investments            976,672            (2,045)               225,074
   Net unrealized appreciation (depreciation)
      from investments                                 (642,561)          975,733              1,370,827
                                                    -----------        ----------           ------------
   Net increase in net assets
      resulting from operations                         274,111           938,772              2,156,629
                                                    -----------        ----------           ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                     --                --                 (6,791)
   Net realized gain on investments                     (68,349)         (164,889)              (390,051)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                  1,176,349         2,757,098             20,601,861
   Reinvestment of distributions                         68,323           164,889                201,224
   Cost of shares redeemed                           (1,148,732)         (517,167)            (1,991,612)
                                                    -----------        ----------           ------------
   Net increase in net assets resulting
      from capital share transactions                    95,940         2,404,820             18,811,473
                                                    -----------        ----------           ------------
   Net increase in net assets                           301,702         3,178,703             20,571,260
NET ASSETS:
   Beginning of period                                5,172,158         1,993,455                      0
                                                    -----------        ----------           ------------
   End of period (including undistributed
      net investment income of $0, $0
      and $170,681, respectively)                   $ 5,473,860        $5,172,158           $ 20,571,260
                                                    ===========        ==========           ============

                                                                                               RESERVE INTERNATIONAL
                                                    RESERVE EMERGING GROWTH FUND                   EQUITY FUND
                                                    -----------------------------        -------------------------------
                                                                                                         July 13, 1996
                                                                                                        (commencement of
                                                     Year Ended       Year Ended          Year Ended     operations) to
                                                    May 31, 1997     May 31, 1996        May 31, 1997     May 31, 1996
                                                    -----------------------------        -------------------------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                              $  (112,165)       $  (57,980)       $   (68,848)       $  (17,145)
   Net realized gain (loss) from investments
      and foreign currency transactions                (577,118)           80,546           (273,130)          (71,968)
   Net unrealized appreciation (depreciation)
      from investments and foreign
      currency transactions                            (847,249)        1,655,638          1,387,936           331,022
                                                    -----------        ----------        -----------        ----------
   Net increase (decrease) in net assets
      resulting from operations                      (1,536,532)        1,678,204          1,045,958           241,909
                                                    -----------        ----------        -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments                          --           (93,899)                --                --
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                  2,187,444         4,281,980          8,057,063         3,465,234
   Reinvestment of distributions                             --            93,770                 --                --
   Cost of shares redeemed                           (1,540,646)         (301,485)          (558,291)         (122,619)
                                                    -----------        ----------        -----------        ----------
   Net increase in net assets resulting
      from capital share transactions                   646,798         4,074,265          7,498,772         3,342,615
                                                    -----------        ----------        -----------        ----------
   Net increase (decrease) in net assets               (889,734)        5,658,570          8,544,730         3,584,524
NET ASSETS:
   Beginning of period                                6,899,440         1,240,870          3,584,524                 0
                                                    -----------        ----------        -----------        ----------
   End of period                                    $ 6,009,706        $6,899,440        $12,129,254        $3,584,524
                                                    ===========        ==========        ===========        ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)




                                                                                                          RESERVE
                                                                RESERVE INFORMED                         LARGE-CAP
                                                              INVESTORS GROWTH FUND                      VALUE FUND
                                                         --------------------------------      -------------------------------
                                                                                                               January 2, 1996
                                                                                                              (commencement of
                                                          Year Ended         Year Ended          Year Ended     operations) to
                                                         May 31, 1997       May 31, 1996        May 31, 1997     May 31, 1996
                                                         -------------------------------       -------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                                   $   (31,610)       $  (147,983)       $    (7,402)       $   (1,091)
   Net realized gain from investments                      1,253,328            850,186             21,379                --
   Net unrealized appreciation (depreciation)
      from investments                                    (1,975,139)         1,109,280            686,853            70,123
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets
      resulting from operations                             (753,421)         1,811,483            700,830            69,032
                                                         -----------        -----------        -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments                         (525,939)          (795,337)                --                --
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                       1,400,871          6,254,939          1,345,107         1,165,180
   Reinvestment of distributions                             395,531            790,060                 --                --
   Cost of shares redeemed                                (1,435,172)        (8,490,282)          (167,017)           (3,152)
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets resulting
      from capital share transactions                        361,230         (1,445,283)         1,178,090         1,162,028
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets                    (918,130)          (429,137)         1,878,920         1,231,060

NET ASSETS:
   Beginning of period                                     6,408,063          6,837,200          1,231,060                 0
                                                         -----------        -----------        -----------        ----------
   End of period                                         $ 5,489,933        $ 6,408,063        $ 3,109,980        $1,231,060
                                                         ===========        ===========        ===========        ==========


                                                          RESERVE MID-CAP
                                                            GROWTH FUND
                                                   -------------------------------
                                                    Year Ended         Year Ended
                                                   May 31, 1997       May 31, 1996
                                                   ------------       ------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                             $   (57,359)       $  (32,656)
   Net realized gain (loss) from investments           144,746           (83,525)
   Net unrealized appreciation from
      investments                                      185,442           453,671
                                                   -----------        ----------
   Net increase in net assets
      resulting from operations                        272,829           337,490
                                                   -----------        ----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                 3,118,364         2,345,759
   Cost of shares redeemed                          (1,928,613)         (143,694)
                                                   -----------        ----------
   Net increase in net assets resulting
      from capital share transactions                1,189,751         2,202,065
                                                   -----------        ----------
   Net increase in net assets                        1,462,580         2,539,555

NET ASSETS:
   Beginning of period                               2,539,555                 0
                                                   -----------        ----------
   End of period                                   $ 4,002,135        $2,539,555
                                                   ===========        ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                         NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 1997



1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The Reserve Private Equity Series (the "Trust") consists of the following funds: Reserve Blue Chip Growth Fund, Reserve Convertible Securities Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund (formerly Reserve North American Growth Fund). The Trust was formed under Delaware law as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. There are an unlimited number of shares of beneficial interest of $.001 par value authorized in each series.

      The Trust offers both Class A and Class D shares of each Fund. Class A shares are sold with an initial sales charge and Class D shares are sold without an initial sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan.

      The accounting policies summarized below are consistently followed in preparation of the financial statements in conformity with generally accepted accounting principles.

      SECURITY VALUATION

      Portfolio securities are stated at value. A security listed or traded on an exchange is valued at its last sale price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market is valued at the mean between its quoted bid and asked prices. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under direction of the Trustees.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME

      Securities transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of securities are reported on the identified cost basis for both financial statement and federal income tax purposes.

      Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and the recognition of net realized gains and losses. Accordingly, the effect of differing financial reporting and federal income tax treatments have been reclassified among the components of net assets at May 31, 1997 as follows:

      [See table below]

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997





                                                       Increase (Decrease)
                                                       -------------------
                                                          Undistributed
                                                              Net            Accumulated
                                                           Investment          Realized
      Reserve Fund                          Capital          Income             Gain
      ------------                          -------          ------             ----
      Blue Chip Growth Fund                (112,615)         60,000           52,615
      Emerging Growth Fund                 (112,165)        112,165               --
      Informed Investors Growth Fund        (31,610)         31,610               --
      International Equity Fund             (68,848)         68,848               --
      Large-Cap Value Fund                   (7,402)          7,402               --
      Mid-Cap Growth Fund                   (57,359)         57,359               --

      These reclassifications had no effect on net investment income, net realized gain on investments, or net assets for the year ended May 31, 1997.

      FOREIGN CURRENCY TRANSLATION

      With respect to the Reserve International Equity Fund, assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date. The Trust does not segregate that portion of the results of operations resulting from changes in foreign exchange rates from the portion resulting from changes in market prices of securities held; both are included in net realized and unrealized gains or losses on investments and foreign currency transactions.


      FEDERAL INCOME TAXES

      It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains to its shareholders. Accordingly, no federal income tax provision is required.


      For federal income tax purposes, the following Funds indicated below had capital loss carryforwards at May 31, 1997, which are available to offset future realized capital gains, if any:



                                                Capital loss         Expiration
                                                carryforward            year
                                                ------------            ----
      Reserve Emerging Growth Fund                $161,015              2005
      Reserve International Equity Fund             71,968              2004
      Reserve International Equity Fund            178,347              2005

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997






2.    INVESTMENT ACTIVITY

      The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the year ended May 31, 1997, were as follows:

                                            Aggregate         Aggregate
      Reserve Fund                          Purchases           Sales
      ------------                          ---------           -----
      Blue Chip Growth Fund                $ 5,425,272       $ 5,655,127
      Convertible Securities Fund           34,711,469        16,158,164
      Emerging Growth Fund                   2,264,488         1,743,151
      Informed Investors Growth Fund        11,386,974        11,725,713
      International Equity Fund             11,336,214         3,956,864
      Large-Cap Value Fund                   1,507,717           383,913
      Mid-Cap Growth Fund                    4,017,934         3,034,153

3.    INVESTMENT MANAGEMENT AGREEMENT

      Reserve Management Company, Inc. (RMCI), serves as the Funds' investment adviser and pays substantially all ordinary operating expenses of the Funds for which it receives a comprehensive fee at an annual rate of 1.50% of the average daily net assets of each Fund except for the International Equity Fund for which it receives 1.75%. RMCI is currently waiving a portion of its comprehensive fee in the Reserve Convertible Securities Fund.

      For each Fund, RMCI has entered into an Investment Subadvisory Agreement (the "Subadvisory Agreement") with the Sub-Advisers. It is the responsibility of a Sub-Adviser to make the day-to-day investment decisions for the Funds and to place the purchase and sales orders for securities transactions, subject in all cases to the general supervision of RMCI. For services under each Subadvisory Agreement, RMCI pays a fee up to an annual rate equal to the percentages specified in the table below of the corresponding Funds' average net assets.

                                                                                       Sub-Adviser's
      Reserve Fund                               Portfolio Sub-Adviser                      Fee
      ------------                               ---------------------                 -------------
      Blue Chip Growth Fund                      Trainer, Wortham & Company, Inc.           0.75%
      Convertible Securities Fund                New Vernon Advisors, Inc.                  0.75%
      Emerging Growth Fund                       Roanoke Asset Management Corp.             0.75%
      Informed Investors Growth Fund             T. H. Fitzgerald & Company                 0.75%
      International Equity Fund                  Pinnacle Associates Limited                0.875%
      Large-Cap Value Fund                       Siphron Capital Management                 0.75%
      Mid-Cap Growth Fund                        Southern Capital Advisors                  0.75%


      Trainer, Wortham & Company, Inc. owns 24% of the outstanding shares of the Reserve Blue Chip Growth Fund at May 31, 1997.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997




      As of May 31, 1997, RMCI and affiliated persons owned 7%, 13%, 5%, 11%, 20%, and 25% of the Reserve Blue Chip Growth Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund, respectively. Taconic Petroleum Corp. owns 24% of Reserve Large-Cap Value Fund. Christopher E. Vroom owns 7% of the Reserve Emerging Growth Fund.


4.    DISTRIBUTION ASSISTANCE

      Pursuant to a Distribution Plan under Rule 12b-1, the Funds will make payments to Resrv Partners, Inc. (RPI), the Funds' distributor of .25% per annum for Class A shares and 1.00% per annum for Class D shares of the average daily net assets of shareholder accounts as to which the payee has rendered distribution assistance. For the year ended May 31, 1997, the Funds paid distribution expenses to RPI as follows:

      Reserve Fund                         Class A       Class D
      ------------                         -------       -------
      Blue Chip Growth Fund                $13,038       $   723
      Convertible Securities Fund*             283            14
      Emerging Growth Fund                  15,631         2,868
      Informed Investors Growth Fund        13,889           161
      International Equity Fund             20,754           231
      Large-Cap Value Fund                   5,613           172
      Mid-Cap Growth Fund                    3,404        19,070

   * RMCI waived 12b-1 fees of $34,011 and $110, for Reserve Convertible Securities Fund Class A and Class D, respectively, for the period September 3, 1996 (commencement of operations) to May 31, 1997.


5.    CAPITAL SHARE TRANSACTIONS

      Transactions in capital stock of each Fund for the period ended May 31, 1997, were as follows:

    RESERVE BLUE CHIP GROWTH FUND                          CLASS A                            CLASS D
    -----------------------------               --------------------------------      ------------------------
                                                          Year Ended                       Year Ended
                                                          May 31, 1997                     May 31, 1997
                                                --------------------------------      ------------------------
                                                 Shares                Amount         Shares           Amount
                                                -------             -----------       ------          --------
         Sold                                    76,231             $ 1,119,812        3,957          $ 56,537
         Reinvested                               4,875                  67,171           84             1,152
         Redeemed                               (74,089)             (1,092,588)      (3,930)          (56,144)
                                                -------             -----------       ------          --------
         Net increase                             7,017             $    94,395          111          $  1,545
                                                =======             ===========       ======          ========

                       THE RESERVE PRIVATE EQUITY SERIES
                         NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 1997




RESERVE CONVERTIBLE SECURITIES FUND                    CLASS A                                 CLASS D
-----------------------------------          -------------------------------       -------------------------------
                                                   September 3, 1996                       September 3, 1996
                                             (commencement of operations) to       (commencement of operations) to
                                                     May 31, 1997                             May 31, 1997
                                             -------------------------------       --------------------------------
                                               Shares             Amount           Shares                   Amount
                                             ----------        -----------         ------                  --------
        Sold                                  2,026,485        $20,572,892          2,814                  $ 28,969
        Reinvested                               19,551            201,111             11                       113
        Redeemed                               (190,554)        (1,979,449)        (1,163)                  (12,163)
                                              ---------        -----------         ------                  --------
        Net increase                          1,855,482        $18,794,554          1,662                  $ 16,919
                                              =========        ===========         ======                  ========

RESERVE EMERGING GROWTH FUND                              CLASS A                             CLASS D
---------------------------------             -------------------------------       ----------------------------
                                                        Year Ended                            Year Ended
                                                       May 31, 1997                          May 31, 1997
                                              -------------------------------       ----------------------------
                                              Shares                 Amount         Shares              Amount
                                              -------             -----------       ------             ---------
        Sold                                  117,069             $ 1,999,906       10,982             $ 187,538
        Redeemed                              (84,292)             (1,389,829)      (9,047)             (150,817)
                                              -------             -----------       ------             ---------
        Net increase                           32,777             $   610,077        1,935             $  36,721
                                              =======             ===========       ======             =========


RESERVE INFORMED INVESTORS GROWTH FUND                                CLASS A                                      CLASS D
--------------------------------------                   --------------------------------                -----------------------
                                                                    Year Ended                                    Year Ended
                                                                   May 31, 1997                                  May 31, 1997
                                                         --------------------------------                -----------------------
                                                          Shares                 Amount                  Shares           Amount
                                                         --------              ----------                ------           ------
        Sold                                              116,034             $ 1,389,343                  911            $11,528
        Reinvested                                         37,456                 395,531                   --              --
        Redeemed                                         (121,475)             (1,425,528)                (814)            (9,644)
                                                         --------              ----------                 ----            -------
        Net increase                                       32,015             $   359,346                   97            $ 1,884
                                                         ========              ==========                 ====            =======


RESERVE INTERNATIONAL EQUITY FUND                    CLASS A                                       CLASS D
---------------------------------          ---------------------------                  ---------------------------
                                                    Year Ended                                  Year Ended
                                                   May 31, 1997                                May 31, 1997
                                           ---------------------------                  ---------------------------
                                            Shares            Amount                    Shares              Amount
                                           -------          ----------                  ------              -------
        Sold                               689,779          $8,029,446                  2,446               $27,617
        Redeemed                           (47,041)           (551,604)                  (562)               (6,687)
                                           -------          ----------                  -----               -------
        Net increase                       642,738          $7,477,842                  1,884               $20,930
                                           =======          ==========                  =====               =======

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE LARGE-CAP VALUE FUND                     CLASS A                               CLASS D
-----------------------------            -------------------------             ----------------------
                                                Year Ended                           Year Ended
                                               May 31, 1997                          May 31, 1997
                                         -------------------------             ----------------------
                                          Shares          Amount               Shares         Amount
                                         -------        ----------             ------        --------
Sold                                     108,518        $1,276,605              5,080        $ 68,502
Redeemed                                 (11,940)         (151,013)            (1,239)        (16,004)
                                         -------        ----------             ------        --------
Net increase                              96,578        $1,125,592              3,841        $ 52,498
                                         =======        ==========             ======        ========

RESERVE MID-CAP GROWTH FUND                   CLASS A                              CLASS D
---------------------------           -------------------------           ---------------------------
                                            Year Ended                            Year Ended
                                           May 31, 1997                          May 31, 1997
                                      -------------------------           ---------------------------
                                      Shares           Amount               Shares           Amount
                                      -------        ----------           --------        -----------
Sold                                  198,244        $2,390,365             58,332        $   727,999
Redeemed                              (44,223)         (530,105)          (114,850)        (1,398,508)
                                      -------        ----------           --------        -----------
Net increase                          154,021         1,860,260            (56,518)       $  (670,509)
                                      =======        ==========           ========        ===========


Transactions in capital stock of each Fund for the period ended May 31, 1996, were as follows:

RESERVE BLUE CHIP GROWTH FUND                  CLASS A                             CLASS D
-----------------------------          -------------------------             --------------------
                                                                              February 13, 1996
                                                                               (commencement
                                              Year Ended                      of operations) to
                                             May 31, 1996                        May 31, 1996
                                       -------------------------             --------------------
                                        Shares          Amount               Shares       Amount
                                       -------        ----------             ------       -------
Sold                                   203,145        $2,716,393              2,865       $40,705
Reinvested                              12,752           164,889                 --            --
Redeemed                               (37,574)         (517,167)                --            --
                                       -------        ----------              -----       -------
Net increase                           178,323        $2,364,115              2,865       $40,705
                                       =======        ==========              =====       =======


RESERVE EMERGING GROWTH FUND                           CLASS A                          CLASS D
----------------------------                  -------------------------           ---------------------
                                                                                    February 26, 1996
                                                                                     (commencement
                                                     Year Ended                     of operations) to
                                                    May 31, 1996                      May 31, 1996
                                              -------------------------           ---------------------
                                              Shares           Amount             Shares        Amount
                                              -------        ----------           ------       --------
Sold                                          251,367        $4,052,411           12,448       $229,569
Reinvested                                      5,916            93,770               --             --
Redeemed                                      (18,653)         (301,485)              --             --
                                              -------        ----------           ------       --------
Net increase                                  238,630        $3,844,696           12,448       $229,569
                                              =======        ==========           ======       ========

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND                          CLASS A                                CLASS D
--------------------------------------                 ---------------------------             ----------------------
                                                                                                  February 13, 1996
                                                                                                   (commencement
                                                                Year Ended                        of operations) to
                                                               May 31, 1996                         May 31, 1996
                                                       ---------------------------             ----------------------

                                                        Shares            Amount               Shares         Amount
                                                       --------        -----------             ------        --------
Sold                                                    458,428        $ 6,230,788              1,953        $ 24,151
Reinvested                                               56,312            790,060                 --              --
Redeemed                                               (639,631)        (8,479,206)              (909)        (11,076)
                                                       --------        -----------              -----        --------
Net increase                                           (124,891)       $(1,458,358)             1,044        $ 13,075
                                                       ========        ===========              =====        ========


RESERVE INTERNATIONAL EQUITY FUND                 CLASS A                            CLASS D
---------------------------------        --------------------------             ------------------
                                                July 13, 1995                    March 11, 1996
                                                (commencement                    (commencement
                                              of operations) to                 of operations) to
                                                May 31, 1996                      May 31, 1996
                                         --------------------------             ------------------
                                          Shares          Amount                Shares      Amount
                                         -------        ----------              ------      ------
Sold                                     329,964        $3,459,234                552       $6,000
Redeemed                                 (12,037)         (122,619)                --           --
                                         -------        ----------                ---       ------
Net increase                             317,927        $3,336,615                552       $6,000
                                         =======        ==========                ===       ======

RESERVE LARGE-CAP VALUE FUND                     CLASS A
----------------------------             ------------------------
                                              January 2, 1996
                                              (commencement
                                             of operations) to
                                                May 31, 1996
                                         -------------------------
                                         Shares           Amount
                                         -------        ----------
Sold                                     112,729        $1,165,180
Redeemed                                    (292)           (3,152)
                                         -------        ----------
Net increase                             112,437        $1,162,028
                                         =======        ==========

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE MID-CAP GROWTH FUND                    CLASS A                           CLASS D
---------------------------            -----------------------           -------------------------
                                           March 13, 1996
                                            (Commencement
                                          of operations) to                   Year Ended
                                            May 31, 1996                     May 31, 1996
                                       -----------------------           -------------------------
                                       Shares         Amount             Shares           Amount
                                       ------        --------            -------        ----------
Sold                                   11,491        $139,077            207,997        $2,206,682
Redeemed                                 (810)        (10,000)           (11,798)         (133,694)
                                       ------        --------            -------        ----------
Net increase                           10,681        $129,077            196,199        $2,072,988
                                       ======        ========            =======        ==========


6.    MANAGEMENT'S USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



7.   FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

RESERVE BLUE CHIP GROWTH FUND                                  CLASS A                                          CLASS D
-----------------------------               -------------------------------------------------     ---------------------------------
                                                                             October 28, 1994                     February 13, 1996
                                                                             (commencement of                     (commencement of
                                             Year Ended       Year Ended      operations) to       Year Ended      operations) to
                                            May 31, 1997     May 31, 1996      May 31, 1995       May 31, 1997      May 31, 1996
                                            ------------     ------------    ----------------     ------------    -----------------
NET ASSET VALUE, beginning of period           $ 14.91           $12.03           $10.00           $ 14.88              $13.49
                                               -------           ------           ------           -------              ------
Income from investment operations
  Net investment loss                            (0.17)            (.10)            (.03)            (0.46)               (.04)
  Net realized and unrealized gain                0.91             3.62             2.06              1.08                1.43
                                               -------           ------           ------           -------              ------
Total from investment operations                  0.74             3.52             2.03              0.62                1.39
Less distribution from net realized gain          (.19)            (.64)              --              (.19)                 --
                                               -------           ------           ------           -------              ------
NET ASSET VALUE, end of period                 $ 15.46           $14.91           $12.03           $ 15.31              $14.88
                                               =======           ======           ======           =======              ======

Total Return                                      5.12 %          30.10 %          20.30%(2)          4.32 %             10.30 %(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period         $ 5,428           $5,130           $1,993           $    46              $   43
Ratio of expenses to average net assets
  before waiver                                   1.75 %           1.75 %           1.75%(1)          2.50 %               2.50 %(1)
Ratio of expenses to average net assets,
  net of waiver                                   1.75 %           1.75 %           1.73%(1)          2.50 %               2.50 %(1)
Ratio of net investment loss to
  average net assets, before waiver              (1.13)%          (0.94)%          (0.72)%(1)        (1.90)%              (1.70)%(1)
Ratio of net investment loss to average
  net assets, net of waiver                      (1.13)%          (0.94)%          (0.70)%(1)        (1.90)%              (1.70)%(1)
Portfolio turnover rate                            109 %             72 %             68 %             109 %                 72 %
Average commission per share on
  portfolio transactions                       $0.0419           $ 0.06              N/A           $0.0419              $ 0.06


RESERVE CONVERTIBLE SECURITIES FUND                              CLASS A                 CLASS D
-----------------------------------                         -----------------       -----------------
                                                            September 3, 1996       September 3, 1996
                                                            (commencement of        (commencement of
                                                             operations) to          operations) to
                                                              May 31, 1997            May 31, 1997
                                                            -----------------       -----------------
NET ASSET VALUE, beginning of period                             $ 10.00                $ 10.00
                                                                 -------                -------
Income from investment operations
  Net investment income                                             0.34                   0.33
  Net realized and unrealized gain (loss)                           0.99                   0.98
                                                                 -------                -------
Total from investment operations                                    1.33                   1.31
Less distribution from net investment
  income and realized gain                                          (.25)                  (.25)
                                                                 -------                -------
NET ASSET VALUE, end of period                                   $ 11.08                $ 11.06
                                                                 =======                =======

Total Return                                                       13.53 %(2)             13.33 %(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period                           $20,553               $     18
Ratio of expenses to average net assets before waiver               2.36 %(1)              3.37 %(1)
Ratio of expenses to average net assets, net of waiver              0.52 %(1)              0.83 %(1)
Ratio of net investment income to average
  net assets, before waiver                                         3.67 %(1)              2.57 %(1)
Ratio of net investment income to average net assets,
  net of waiver                                                     5.52 %(1)              5.12 %(1)
Portfolio turnover rate                                              113 %                  113 %
Average commission per share on
  portfolio transactions                                         $0.0564               $ 0.0564

----------------------------
(1)  Annualized
(2)  Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997

RESERVE EMERGING GROWTH FUND                                   CLASS A                                         CLASS D
----------------------------                  -----------------------------------------------    ---------------------------------
                                                                            November 14, 1994                    February 26, 1996
                                                                            (commencement of                     (commencement of
                                               Year Ended     Year Ended     operations) to       Year Ended      operations) to
                                              May 31, 1997   May 31, 1996     May 31, 1995       May 31, 1997      May 31, 1996
                                              ------------   ------------   -----------------    ------------    -----------------

NET ASSET VALUE, beginning of period            $ 19.56        $12.21            $10.00            $ 19.52            $16.88
                                                -------        ------            ------            -------            ------
Income from investment operations
  Net investment loss                             (0.28)         (.17)             (.09)             (0.49)             (.04)
  Net realized and unrealized gain (loss)         (3.76)         8.05              2.30              (3.67)             2.68
                                                -------        ------            ------            -------            ------
Total from investment operations                  (4.04)         7.88              2.21              (4.16)             2.64
Less distribution from net realized gain             --          (.53)               --                 --                --
                                                -------        ------            ------            -------            ------
NET ASSET VALUE, end of period                  $ 15.52        $19.56            $12.21            $ 15.36            $19.52
                                                =======        ======            ======            =======            ======

Total Return                                     (20.65)%       65.55 %           22.10 %(2)        (21.31)%           15.64%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period          $ 5,789        $6,657            $1,241            $   221            $  243
Ratio of expenses to average net assets            1.75 %        1.75 %            1.75 %(1)          2.50 %             2.50%(1)
Ratio of net investment loss to
  average net assets                              (1.69)%       (1.70)%           (1.62)%(1)         (2.45)%          (2.48)%(1)

Portfolio turnover rate                              28 %          38 %              43 %               28 %               38%
Average commission per share on
  portfolio transactions                        $0.0048        $ 0.01               N/A            $0.0048            $ 0.01

RESERVE INFORMED INVESTORS GROWTH FUND                        CLASS A                                          CLASS D
--------------------------------------       ------------------------------------------------       --------------------------------
                                                                            December 28, 1994                         March 22, 1996
                                                                            (commencement of                        (commencement of
                                              Year Ended    Year Ended       operations) to           Year Ended     operations) to
                                             May 31, 1997  May 31, 1996       May 31, 1995           May 31, 1997     May 31, 1996
                                             ------------  ------------     -----------------        ------------    ---------------
NET ASSET VALUE, beginning of period           $ 14.36         $11.99            $10.00                $ 14.33         $12.29
                                               -------         ------            ------                -------         ------
Income from investment operations
       Net investment loss                       (0.07)         (0.33)             (.07)                 (0.18)          (.06)
       Net realized and unrealized gain          (1.66)          3.87              2.06                  (1.64)          2.10
                                               -------         ------            ------                -------         ------
Total from investment operations                 (1.73)          3.54              1.99                  (1.82)          2.04
Less distribution from net realized gain         (1.15)         (1.17)               --                  (1.15)            --
                                               -------         ------            ------                -------         ------
NET ASSET VALUE, end of period                 $ 11.48         $14.36            $11.99                $ 11.36         $14.33
                                               =======         ======            ======                =======         ======

Total Return                                    (11.35)%        29.75 %           19.90 %(2)            (12.04)%        16.60 %(2)

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period         $ 5,477         $6,393            $6,837                $    13         $   15
Ratio of expenses to average net assets           1.75 %         1.75 %            1.75 %(1)              2.50 %         2.50 %(1)
Ratio of net investment loss to
  average net assets                             (0.57)%        (1.57)%           (1.62)%(1)             (1.26)%        (2.32)%(1)

Portfolio turnover rate                            255 %          132 %              59 %                  255 %          132 %
Average commission per share on
  portfolio transactions                       $0.0612         $ 0.05               N/A                $0.0612         $ 0.05


----------------------------
(1) Annualized

(2) Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE INTERNATIONAL EQUITY FUND                             CLASS A                                      CLASS D
---------------------------------              --------------------------------------       --------------------------------------
                                                                      July 13, 1995                               March 11, 1996
                                                                    (commencement of                             (commencement of
                                                Year Ended           operations) to          Year Ended           operations) to
                                               May 31, 1997           May 31, 1996          May 31, 1997           May 31, 1996
                                               --------------------------------------       --------------------------------------
NET ASSET VALUE, beginning of period           $      11.26         $      10.00            $      11.25         $      10.79
                                               ------------         ------------            ------------         ------------
Income from investment operations
  Net investment loss                                 (0.07)                (.05)                  (0.15)                (.01)
  Net realized and unrealized gain                     1.40                 1.31                    1.39                  .47
                                               ------------         ------------            ------------         ------------
Total from investment operations                       1.33                 1.26                    1.24                  .46
                                               ------------         ------------            ------------         ------------
NET ASSET VALUE, end of period                 $      12.59         $      11.26            $      12.49         $      11.25
                                               ============         ============            ============         ============

Total Return                                          11.81%               12.60%(2)               11.02%                4.26%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period         $     12,099         $      3,578            $         30         $          6
Ratio of expenses to average net assets
  before waiver                                        2.00%                2.00%(1)                2.75%                2.75%(1)
Ratio of expenses to average net assets,
  net of waiver                                        2.00%                1.99%(1)                2.75%                2.75%(1)
Ratio of net investment loss to average
  net assets before waiver                             0.82%               (0.92)%(1)               1.63%               (0.70)%(1)
Ratio of net investment loss to average
  net assets net of waiver                             0.82%               (0.91)%(1)               1.63%               (0.70)%(1)
Portfolio turnover rate                                  52%                  70%                     52%                  70%
Average commission per share on
  portfolio transactions                       $     0.0273         $       0.02            $     0.0273         $       0.02


RESERVE LARGE-CAP VALUE FUND                                CLASS A                          CLASS D
----------------------------                  ------------------------------------       ----------------
                                                                   January 2, 1996
                                                                  (commencement of
                                               Year Ended          operations) to           Year Ended
                                              May 31, 1997          May 31, 1996           May 31, 1997
                                              ------------------------------------       ----------------
NET ASSET VALUE, beginning of period          $     10.95         $     10.00            $     10.95
                                              -----------         -----------            ===========
Income from investment operations
  Net investment loss                               (0.03)              (0.01)                 (0.05)
  Net realized and unrealized gain                   3.69                0.96                   3.61
                                              -----------         -----------            -----------
Total from investment operations                     3.66                0.95                   3.56
                                              -----------         -----------            -----------
NET ASSET VALUE, end of period                $     14.61         $     10.95            $     14.51
                                              ===========         ===========            ===========

Total Return                                        33.42%               9.50%(2)              32.51%(2)

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period        $     3,054         $     1,231            $        56
Ratio of expenses to average net assets              1.75%               1.75%(1)               2.50%
Ratio of net investment loss to average
  net assets                                        (0.32)%             (0.32)%(1)             (1.07)%

Portfolio turnover rate                                18%                  0 %                   18%
Average commission per share on
  portfolio transactions                      $    0.0684         $      0.08            $    0.0684

----------------------------
(1)  Annualized

(2)  Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND                                  CLASS A                                  CLASS D
---------------------------                   ------------------------------------       ----------------------------------
                                                                   March 13, 1996
                                                                  (commencement of
                                               Year Ended          operations) to         Year Ended          Year Ended
                                              May 31, 1997          May 31, 1996         May 31, 1997        May 31, 1996
                                              ------------------------------------       ----------------------------------
NET ASSET VALUE, beginning of period          $     12.29         $     10.94            $     12.27         $     10.00
                                              -----------         -----------            -----------         -----------
Income from investment operations
  Net investment loss                               (0.11)               (.01)                 (0.28)              (0.17)
  Net realized and unrealized gain                   1.02                1.36                   1.10                2.44
                                              -----------         -----------            -----------         -----------
Total from investment operations                     0.91                1.35                   0.82                2.27
                                              -----------         -----------            -----------         -----------
NET ASSET VALUE, end of period                $     13.20         $     12.29            $     13.09         $     12.27
                                              ===========         ===========            ===========         ===========

Total Return                                         7.40%              12.34%(2)               6.68%              22.70%

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period        $     2,174         $       131            $     1,828         $     2,408
Ratio of expenses to average net assets              1.75%               1.74%(1)               2.50%               2.49%
Ratio of net investment loss to average
  net assets                                        (1.31)%             (0.97)%(1)             (2.08)%             (2.00)%

Portfolio turnover rate                               102%                 85%                   102%                 85%
Average commission per share on
  portfolio transactions                      $    0.0545         $      0.04            $    0.0545         $      0.04


----------------------------

    (1)  Annualized

    (2) Total return is not annualized, and does not reflect impact of sales load.